Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-03-15
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Mar. 15, 2024
Restatement does not require Recovery

On March 15, 2024, the Company filed amendments to the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2023, Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2023, and Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2023 in order to, among other items, restate the consolidated financial statements included in the original filings (the “March 2024 Restatement”). The Compensation Committee has determined that the March 2024 Restatement did not result in the recoupment of any compensation under the Original Clawback Policy or the New Clawback Policy because it had no effect on the Company’s performance metrics (Adjusted EBIT and revenue) for the affected periods.

Restatement Determination Date:: 2024-11-30
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 30, 2024
Restatement does not require Recovery	During the third quarter of 2024, the Company identified errors primarily impacting the carrying values of the redeemable non-controlling interest, retained deficit, net income attributable to the non-controlling interest and net loss attributable to the Company and, consequently, loss per common share attributable to the Company for the periods ended March 31, 2023, June 30, 2023, September 30, 2023, December 31, 2023, March 31, 2024 and June 30, 2024 (the “November 2024 Revisions”). The Company did not award any bonuses to the executive officers under the 2023 bonus program since the performance thresholds for the 2023 bonus program were not achieved during either of the first two quarters of 2023 or the second half of 2023. The Compensation Committee consequently determined that the November 2024 Revisions did not result in the recoupment of any compensation under the Original Clawback Policy or the New Clawback Policy